Affiliated companies and other equity-method investees	12 Months Ended
Mar. 31, 2020
Affiliated Companies and Other Equity-method Investees [Abstract]
Affiliated companies and other equity-method investees
20. Affiliated companies and other equity-method investees:
Nomura’s significant affiliated companies and other equity-method investees include Nomura Research Institute, Ltd. (“NRI”) and Nomura Real Estate Holdings, Inc. (“NREH”).
JAFCO
JAFCO Co. Ltd. (“JAFCO”), which is a listed company in Japan, manages various venture capital funds and provides private equity-related investment services to portfolio companies. Nomura accounted for JAFCO using the equity method because Nomura had the ability to exercise significant influence over operating and financial decisions of JAFCO.
On July 28, 2017, Nomura disposed of its entire shareholding of 8,488,200 shares of JAFCO as part of a share buy-back
program by the company. As a result, JAFCO is no longer an equity-method affiliate of Nomura.
NRI
NRI develops and manages computer systems and provides research services and management consulting services. One of the major clients of NRI is Nomura.
Nomura has tendered to the self-tender offer made by NRI. Upon the settlement on August 21, 2019, Nomura has sold 101,889,300 ordinary shares it held at ¥159,966 million to NRI. NRI remains an equity method affiliate of NHI. As a result of the transaction, a gain of ¥73,293 million was recognized in earnings within
Revenue—Other
during the year ending March 31, 2020.
As of March 31, 2020, Nomura’s ownership of NRI was 28.8% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥61,310 million.
NREH
NREH is the holding company of the Nomura Real Estate Group which is primarily involved in the residential property development, leasing, investment management as well as other real estate-related activities.
As of March 31, 2020,
Nomura
’s ownership of NREH was
35.9
% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥
11,012
 million.

As a result of significant declines in global equity markets during the fourth quarter due to the COVID-19 pandemic, we assessed and concluded no other-than-temporary impairment losses were required to be recognized.
Summary financial information—
The following tables present summarized financial information for significant affiliated companies of Nomura (including those elected for the fair value option) as of March 31, 2019 and 2020, and for the years ended March 31, 2018, 2019 and 2020.

	Millions of yen
	March 31
	2019	2020
Total assets	¥2,535,825	¥2,559,985
Total liabilities	1,538,231	1,669,132

	Millions of yen
	Year ended March 31
	2018 (1)	2019	2020
Net revenues	¥949,055	¥963,824	¥1,017,860
Non-interest expenses	768,419	794,264	791,403
Net income attributable to the companies	122,623	122,440	155,567

(1)	For JAFCO, financial information while it was an affiliated company of Nomura is included.

The following tables present a summary of balances and transactions with affiliated companies and other equity-method investees as of March 31, 2019 and 2020, and for the years ended March 31, 2018, 2019 and 2020.

	Millions of yen
	March 31
	2019	2020
Investments in affiliated companies	¥436,220	¥367,641
Other receivables from affiliated companies (1)	1,425	25,074
Other payables to affiliated companies (1)	2,998	27,648

(1)	As a result of adopting ASU 2016-02 as of April 1, 2019, ROU assets and operating lease liabilities are included by ¥23,733mil respectively.

	Millions of yen
	Year ended March 31
	2018	2019	2020
Revenues	¥1,677	¥1,986	¥3,833
Non-interest expenses	46,632	44,073	46,335
Purchase of software, securities and tangible assets	26,830	13,515	17,716

The following table presents the aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available as of March 31, 2019 and 2020.

	Millions of yen
	March 31
	2019	2020
Carrying amount	¥423,885	¥357,751
Fair value	600,132	511,667
The following table presents equity in earnings of equity-method investees, including those above and dividends from equity-method investees for the years ended March 31, 2018, 2019 and 2020.

	Millions of yen
	Year ended March 31
	2018	2019	2020
Equity in earnings of equity-method investees (1)	¥34,516	¥32,014	¥32,109
Dividends from equity-method investees	13,290	12,971	11,767

(1)	Equity in earnings of equity-method investees is reported within Revenue-Other in the consolidated statements of income.